Intangible assets - pre-publication (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Intangible Assets Pre-publication

All figures in £ millions	2019	2018
Cost
At beginning of year	2,096	1,854
Exchange differences	(66)	70
Additions	306	328
Disposals	(82)	(158)
Transfer from property, plant and equipment	9	2
Transfer from intangible assets	12	—

At end of year	2,275	2,096

Amortisation
At beginning of year	(1,279)	(1,113)
Exchange differences	53	(53)
Charge for the year	(261)	(271)
Disposals	82	158

At end of year	(1,405)	(1,279)

Carrying amounts at end of year	870	817